CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SALES
Sales	$ 0	$ 0
Cost of goods	0	0
Gross profit	0	0
OPERATING EXPENSES
Research and development	2,331,548	6,668,244
Salary expense	1,722,050	1,454,295
Amortization expense	1,000,000	1,000,000
Professional services expense	2,950,271	10,864,640
Stock based compensation expense	1,104,978	477,503
General and administrative expenses	945,641	1,026,443
Total operating expenses	10,054,488	21,491,125
LOSS FROM OPERATIONS	(10,054,488)	(21,491,125)
OTHER INCOME (EXPENSE)
Interest expense	(396,116)	(107,685)
Royalties and licensing fees	0	(15,000)
Other income (expense)	152,109	(220,477)
Loss on write down of assets	(37,257)	0
Loss on extinguishment of debt	(200,000)	0
(Loss) gain on change in fair value of derivative liability and derivative liability warrants, net	(341,660)	567,750
TOTAL OTHER (EXPENSE) INCOME	(822,924)	224,588
LOSS BEFORE INCOME TAXES	(10,877,412)	(21,266,537)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(1,063,811)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(9,813,602)	0
NET LOSS	$ (10,877,412)	$ (21,266,537)
LOSS PER SHARE
Loss per share, basic	$ (5.65)	$ (16.56)
Loss per share, fully diluted	$ (5.65)	$ (16.56)
Weighted average number of common shares outstanding, basic	1,924,639	1,284,499
Weighted average number of common shares outstanding, diluted	1,924,639	1,284,499